Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
													Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO – Michael D. Farkas[1]		Summary Compensation Table Total for PEO – Brendan S. Jones[2]	Summary Compensation Table Total for PEO – Michael Battaglia[3]		Compensation Actually Paid to PEO – Michael D. Farkas[4]		Compensation Actually Paid to PEO – Brendan S. Jones[4]	Compensation Actually Paid to PEO – Michael Battaglia[4]		Average Summary Compensation Table Total for Non-PEO NEOs[5]	Average Compen- sation Actually Paid to Non-PEO NEOs[6]	Total Share- holder Return[7]	Peer Group Total Share- holder Return[8]	Net Loss (in thousands)[9]	Revenue (in thousands)[10]
2025	$		$222,465		$805,635	$		$62,872		$813,214	$379,715	$370,213	$1.56	$191.03	$(83,385)	$103,520
2024		$-	$1,543,640	$			$-	$1,262,095	$		$798,892	$676,127	$3.25	$136.79	$(198,132)	$126,197
2023		$11,137,081	$1,513,341	$			$8,317,523	$1,022,033	$		$2,150,570	$1,998,564	$7.93	$109.14	$(203,693)	$140,598
2022		$15,877,812	$-	$			$4,187,889	$-	$		$1,585,440	$614,106	$25.66	$88.13	$(91,560)	$61,139
2021		$18,003,751	$-	$			$9,729,230	$-	$		$1,595,865.25	$563,947	$62.01	$114.26	$(55,119)	$20,940

Company Selected Measure Name		Revenue
Named Executive Officers, Footnote [Text Block]

(1)	During fiscal year 2020, 2021, 2022 and part of fiscal year 2023, Mr. Farkas served as our Principal Executive Officer (“PEO”). The dollar amounts reported in this column are the amounts of total compensation reported for each corresponding year in the Total column of the Summary Compensation Table.

(2)	During (a) part of fiscal year 2023, (b) during fiscal year 2024 and (c) during part of fiscal year 2025, Mr. Jones served as our PEO. The dollar amounts reported in this column are the amounts of total compensation reported for each corresponding year in the Total column of the Summary Compensation Table.

(3)	During part of fiscal year 2025, Mr. Battaglia served as our PEO. The dollar amounts reported in this column are the amounts of total compensation reported for each corresponding year in the Total column of the Summary Compensation Table.

Peer Group Issuers, Footnote [Text Block]

(8)	Represents the weighted peer group total shareholder return, weighted according to the respective companies’ respective stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published index: MSCI ACWI: Electrical Equipment. The 2022 proxy statement misidentified the MSCI ACWI: Electrical Equipment as the S&P 500 index.

Adjustment To PEO Compensation, Footnote [Text Block]

2025	Mr. Jones	Mr. Battaglia
Summary Compensation Table Total	$222,465	$805,635
Less, Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$(92,999)	$(37,107)
Plus, Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$44,627	$99,815
Plus, Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$(44,725)	$(23,084)
Plus, Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year	$0	$0
Plus, Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$(66,496)	$(32,045)
Less, Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0
Compensation Actually Paid	$62,872	$813,214

Summary Compensation Table Total	[1]	$ 379,715	$ 798,892	$ 2,150,570	$ 1,585,440	$ 1,595,865.25
Average Compensation Actually Paid to Non-PEO NEOs	[2]	$ 370,213	676,127	1,998,564	614,106	563,947
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

(6)	The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the Non-PEO NEOs as a group as identified in footnote 5 above, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average of compensation earned by or paid to these NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the average total compensation for these NEOs as a group for 2025 to determine the compensation actually paid:

Average Non-PEO NEOs	2025
Summary Compensation Table Total	$379,715
Less, Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$(28,837)
Plus, Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$6,886
Plus, Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$(7,006)
Plus, Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year	$32,723
Plus, Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$(13,269)
Less, Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0
Average Compensation Actually Paid to Non-PEO NEOs	$370,213

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Total Shareholder Return

The following chart sets forth the relationship between (i) our company’s cumulative total shareholder return over the five most recently completed fiscal years and the MSCI ACWI: Electrical Equipment index’s cumulative total shareholder return over the same period, and (ii) the compensation actually paid to our PEO and the average compensation actually paid to our Non-PEO NEOs.

Compensation Actually Paid vs. Net Income [Text Block]

Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income

The following chart sets forth the relationship between compensation actually paid to our PEO, the average compensation actually paid to our Non-PEO NEOs and our net income during the five most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Revenue

The following chart sets forth the relationship between compensation actually paid to our PEO, the average compensation actually paid to our Non-PEO NEOs and our revenue during the five most recently completed fiscal years.

Tabular List [Table Text Block]

We selected the following measures as most important to link compensation actually paid to our NEOs for fiscal year 2025 to company performance.

Most Important Measures for Determining PEO and Non-PEO NEO Pay
Total Sales
Services Revenue Transition to CPO Model
Capital Raise

Total Shareholder Return Amount	[3]	$ 1.56	3.25	7.93	25.66	62.01
Peer Group Total Shareholder Return Amount	[4]	191.03	136.79	109.14	88.13	114.26
Net Income (Loss) Attributable to Parent	[5]	$ (83,385,000)	$ (198,132,000)	$ (203,693,000)	$ (91,560,000)	$ (55,119,000)
Company Selected Measure Amount	[6]	103,520,000	126,197,000	140,598,000	61,139,000	20,940,000
Additional 402(v) Disclosure [Text Block]		The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the Non-PEO NEOs as a group as identified in footnote 5 above, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average of compensation earned by or paid to these NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the average total compensation for these NEOs as a group for 2025 to determine the compensation actually paid:
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Total Sales
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Services Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Transition to CPO Model
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Capital Raise
Michael D Farkas [Member]
Pay vs Performance Disclosure [Table]
Summary Compensation Table Total	[7]			$ 11,137,081	$ 15,877,812	$ 18,003,751
PEO Actually Paid Compensation Amount	[8]			$ 8,317,523	$ 4,187,889	$ 9,729,230
PEO Name				Mr. Farkas	Mr. Farkas	Mr. Farkas	Mr. Farkas
Brendan S Jones [Member]
Pay vs Performance Disclosure [Table]
Summary Compensation Table Total	[9]	222,465	1,543,640	$ 1,513,341
PEO Actually Paid Compensation Amount	[8]	$ 62,872	$ 1,262,095	$ 1,022,033
PEO Name		Mr. Jones	Mr. Jones	Mr. Jones
Michael Battaglia [Member]
Pay vs Performance Disclosure [Table]
Summary Compensation Table Total	[10]	$ 805,635
PEO Actually Paid Compensation Amount	[8]	$ 813,214
PEO Name		Mr. Battaglia
Mr Jones [Member]
Pay vs Performance Disclosure [Table]
Summary Compensation Table Total		$ 222,465
Average Compensation Actually Paid to Non-PEO NEOs		62,872
Mr Jones [Member] | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment for Compensation Amount		(92,999)
Mr Jones [Member] | Fair Value At Fiscal Year End Of Outstanding And Unvested Option Awards And Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment for Compensation Amount		44,627
Mr Jones [Member] | Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment for Compensation Amount		(44,725)
Mr Jones [Member] | Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment for Compensation Amount		0
Mr Jones [Member] | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment for Compensation Amount		(66,496)
Mr Jones [Member] | Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment for Compensation Amount		0
Mr Battaglia [Member]
Pay vs Performance Disclosure [Table]
Summary Compensation Table Total		805,635
Average Compensation Actually Paid to Non-PEO NEOs		813,214
Mr Battaglia [Member] | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment for Compensation Amount		(37,107)
Mr Battaglia [Member] | Fair Value At Fiscal Year End Of Outstanding And Unvested Option Awards And Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment for Compensation Amount		99,815
Mr Battaglia [Member] | Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment for Compensation Amount		(23,084)
Mr Battaglia [Member] | Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment for Compensation Amount		0
Mr Battaglia [Member] | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment for Compensation Amount		(32,045)
Mr Battaglia [Member] | Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment for Compensation Amount		0
Non-PEO NEO [Member] | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment for Compensation Amount		(28,837)
Non-PEO NEO [Member] | Fair Value At Fiscal Year End Of Outstanding And Unvested Option Awards And Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment for Compensation Amount		6,886
Non-PEO NEO [Member] | Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment for Compensation Amount		(7,006)
Non-PEO NEO [Member] | Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment for Compensation Amount		32,723
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment for Compensation Amount		(13,269)
Non-PEO NEO [Member] | Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment for Compensation Amount		$ 0

[1]	The dollar amounts reported represent the average of the amounts reported for the company’s NEOs as a group (excluding (a) Mr. Farkas for 2021, 2022 and 2023, (b) Mr. Jones for 2024 and 2025, and (c) Mr. Battaglia for 2025) in the “Total” column of the Summary Compensation Table in each applicable year. The NEOs (excluding Mr. Jones for (a) Mr. Farkas for 2021, 2022 and 2023, (b) Mr. Jones for 2024 and 2025, and (c) Mr. Battaglia for 2025) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025, Michael Bercovich, Michael Rama and Aviv Hillo; (ii) for 2024 and 2023, Michael Rama, Aviv Hillo, Harjinder Bhade and Michael Battaglia; and (iii) for 2022 and 2021, Brendan Jones, Michael Rama, Aviv Hillo and Harjinder Bhade.
[2]	The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the Non-PEO NEOs as a group as identified in footnote 5 above, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average of compensation earned by or paid to these NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the average total compensation for these NEOs as a group for 2025 to determine the compensation actually paid.
[3]	Cumulative total shareholder return is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the share price at the end and the beginning of the measurement period by the share price at the beginning of the measurement period. For purposes of these amounts, the beginning of the measurement period is December 31, 2021.
[4]	Represents the weighted peer group total shareholder return, weighted according to the respective companies’ respective stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published index: MSCI ACWI: Electrical Equipment. The 2022 proxy statement misidentified the MSCI ACWI: Electrical Equipment as the S&P 500 index.
[5]	The dollar amounts reported represent the amount of net income reflected in our company’s audited financial statements for the applicable year.
[6]	This column is the “Designated as the Company-Selected Measure,” which in the registrant’s assessment represents the most important financial performance measure (that is not otherwise required to be disclosed in the table) used by the registrant to link compensation actually paid to the registrant’s NEOs, for the most recently completed fiscal year, to company performance.
[7]	During fiscal year 2020, 2021, 2022 and part of fiscal year 2023, Mr. Farkas served as our Principal Executive Officer (“PEO”). The dollar amounts reported in this column are the amounts of total compensation reported for each corresponding year in the Total column of the Summary Compensation Table.
[8]	The dollar amounts reported in this column represent the amount of “compensation actually paid” to Messrs. Farkas, Jones and Battaglia as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to Messrs. Farkas, Jones and Battaglia during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Messrs. Jones’ and Battaglia’s total compensation for 2025 to determine the compensation actually paid:
[9]	During (a) part of fiscal year 2023, (b) during fiscal year 2024 and (c) during part of fiscal year 2025, Mr. Jones served as our PEO. The dollar amounts reported in this column are the amounts of total compensation reported for each corresponding year in the Total column of the Summary Compensation Table.
[10]	During part of fiscal year 2025, Mr. Battaglia served as our PEO. The dollar amounts reported in this column are the amounts of total compensation reported for each corresponding year in the Total column of the Summary Compensation Table.